Organization and Presentation - Additional Information (Details) $ / shares in Units, a in Thousands, $ in Thousands			1 Months Ended		6 Months Ended		12 Months Ended
	Jun. 09, 2026 USD ($) $ / shares shares	Jun. 23, 2025 USD ($) $ / shares	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) a shares
Organization and Description of Business [Line Item]
Amount of assets purchase					$ 130,000
Extension for ground game acquisitions					6,800
Proceeds from Issuance of Common Stock					$ 214,389	$ 105,805	$ 169,737	$ 9,613
Underwriting fees	$ 15,400
Transaction costs	21,700
Other offering costs	$ 6,300
Three Rivers Acquisition
Organization and Description of Business [Line Item]
Percentage of remaining assets				50.00%
Amount of assets purchase				$ 118,000
Merger Agreement
Organization and Description of Business [Line Item]
Amount of assets purchase		$ 194,800
Business combination consideration transferred per share | $ / shares		$ 4.35
Marcellus Acquisition
Organization and Description of Business [Line Item]
Amount of assets purchase								$ 30,000
Gross unit of natural gas and royalty assets owned | a								435
Haynesville Assets
Organization and Description of Business [Line Item]
Asset Acquisition Cost			$ 33,000
Common Class A
Organization and Description of Business [Line Item]
Common Stock, Shares, Issued | shares	8,479,532				23,795,450		6,518,383	2,635,050
Partial exercise of the underwriters | shares	779,532
Price per share | $ / shares	$ 26
Proceeds from Issuance of Common Stock	$ 220,500